Derivative Instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
Effective March 31, 2017, the Company entered into interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $300,000 of its outstanding Term Loan arrangements. Additionally, effective February 28, 2018, the Company entered into another interest rate swap relating to interest payments on $50,000 of its outstanding Term Loan arrangements. These hedging instruments matured on March 31, 2021. The Company applies hedge accounting by designating the interest rate swaps as a hedge on applicable future quarterly interest payments.
In April 2019, the Company entered into interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $50,000 of its term loans, effective April 30, 2021. Additionally, in May 2019, the Company entered into additional interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $100,000 of its term loan, effective March 2021. Both of these derivatives have notional amounts that amortize downward, and both have a maturity of September 2023. The Company will apply hedge accounting by designating the interest rate swaps as a hedge in applicable future quarterly interest payments.
Changes in the fair value are recorded in Accumulated other comprehensive income(loss) ("AOCI") and the amounts reclassified out of AOCI are recorded to Interest expense, net. The fair value of the interest rate swaps is recorded in Other current assets or Accrued expenses and other current liabilities and Other non-current assets or liabilities, according to the duration of related cash flows. The fair value of the interest rate swaps was an asset of $1,957 as of December 31, 2021 and a liability of $5,159 as of December 31, 2020.
In March 2020, the Company amended all of its interest rate derivatives to reduce the 1% LIBOR floor to a 0% LIBOR floor. For the current derivatives, all other terms and conditions remain unchanged. The Company collected $1,737 in the year ended December 31, 2020, for the amendments of these derivatives. For the two forward starting swaps, an adjustment was made to reduce the weighted average fixed rate from 2.183% at December 31, 2019 to 1.695% at the amendment date.
The Company had a period of ineffectiveness related to the cash flow hedges in the three months ended March 31, 2020. The ineffectiveness was due to a drop in LIBOR rates below the LIBOR floor defined per the credit facilities, which were amended on March 31, 2020, resulting in a highly effective hedge. As a result of the ineffectiveness, the Company recognized a loss of $0 and $978 for the year ended December 31, 2021 and 2020, respectively, which was recorded to Interest expense, net on the Consolidated Statements of Operations. As of December 31, 2021, there was no hedge ineffectiveness associated with the Company’s interest rate swaps.
In March 2021, the Company entered into interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $350,000 of its term loans and replaced the interest rate swaps that matured during March 2021. These interest rate swap arrangements are effective March 31, 2021 and have a maturity date of March 31, 2024.
The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the year ended December 31, 2021, 2020 and 2019:

AOCI Balance at December 31, 2018	$3,644
Derivative losses recognized in Other comprehensive loss	(7,107)
Amount reclassified out of Other comprehensive loss to Net loss	685
AOCI Balance at December 31, 2019	$(2,778)
Derivative losses recognized in Other comprehensive loss	(4,432)
Amount reclassified out of Other comprehensive loss to Net loss	3,454
AOCI Balance at December 31, 2020	$(3,756)
Derivative gains recognized in Other comprehensive loss	3,360
Amount reclassified out of Other comprehensive loss to Net loss	3,033
AOCI Balance at December 31, 2021	$2,637

Foreign Currency Forward Contracts

The Company periodically enters into foreign currency contracts. The purpose of these derivative instruments is to help manage the Company’s exposure to foreign exchange rate risks within the acquired CPA Global business. These contracts generally do not exceed 180 days in duration. The Company recognized (loss) gains from the mark to market adjustment of $(6,904), $20,805, and $0 for the year ended December 31, 2021, 2020, and 2019, respectively, in Other operating income, net on the Consolidated Statements of Operations. The nominal amount of outstanding foreign currency contracts was $216,748 and $354,751 as of December 31, 2021, and December 31, 2020, respectively.

The Company accounts for these forward contracts at fair value and recognizes the associated realized and unrealized gains and losses in Other operating (expense) income, net in the Consolidated Statements of Operations, as the contracts are not designated as accounting hedges under the applicable sections of ASC Topic 815. The total fair value of the forward contracts represented an asset balance of $2,205 and $8,574 and a liability balance of $641 and $106 as of December 31, 2021, and December 31, 2020, respectively, which was classified within Other current assets and Accrued expenses and other current liabilities, respectively, on the Consolidated Balance Sheets. The Company recognized (loss) gains from the mark to market adjustment of $(6,904), $20,805 and $0 for the year ended December 31, 2021, 2020 and 2019, respectively, in Other operating (expense) income, net on the Consolidated Statements of Operations.

See Note 11 - Fair Value Measurements for additional information on derivative instruments.